INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
Royalties	$ 1,414,864	$ 986,602	$ 1,247,567
Right of use licence	13,430,824	20,287,845	32,903,458
Revenues from contracts with customers	333,343,987	464,828,548	419,446,439
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 318,498,299	$ 443,554,101	$ 385,295,414